Schedule of Assets (Schedule of Assets (Held at End of Year II)) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Investment, Identifier [Axis]: Cohen And Steers Realty Shares Fund Class L
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Cohen & Steers Realty Shares Fund Class L [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	26,619
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,748,047
Investment, Identifier [Axis]: Dodge And Cox Global Bond Fund X
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Dodge & Cox Global Bond Fund X [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	165,989
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,867,379
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Extended Market Index Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	136,835
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 13,775,148
Investment, Identifier [Axis]: Fidelity International Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity International Index Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	232,022
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 14,106,961
Investment, Identifier [Axis]: First BanCorp Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	First BanCorp. [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Stock [Member]
Number of shares held | shares	281,138
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 5,827,990
Investment, Identifier [Axis]: Schwab SAndP 500 Index Fund- Select S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Schwab S&P 500 Index Fund- Select S [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	3,057,186
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 53,623,041
Investment, Identifier [Axis]: Schwab Treasury Obligation Money Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Schwab Treasury Obligation Money Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Money Market Fund [Member]
Number of shares held | shares	18,578,457
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 18,578,457
Investment, Identifier [Axis]: State Street Institutional U.S. Government Money Market Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	State Street Institutional U.S. Government Money Market Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Money Market Fund [Member]
Number of shares held | shares	294,291
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 294,291
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Inflation-Protected Securities Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	89,778
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 2,062,195
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2020 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	86,409
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 2,371,913
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2025 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	238,810
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 4,764,265
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2030 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	144,466
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 6,115,234
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2035 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	375,481
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 10,280,672
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2040 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	240,731
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 12,024,526
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2045 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	329,101
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 11,432,959
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2050 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	127,745
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 7,572,725
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2055 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	61,850
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 4,092,026
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2060 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	36,500
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 2,225,768
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2065 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	27,162
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,087,312
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement Income Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	49,703
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 689,378
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Total Bond Market Index Fund Institutional Shares [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	1,087,145
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 10,621,409
Common Stock [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	5,827,990
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 179,333,706